Share-Based Compensation - Additional Information (Details) - $ / shares	1 Months Ended						9 Months Ended	12 Months Ended
	Dec. 31, 2022	Oct. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Dec. 31, 2020	Apr. 30, 2020
Share-Based Compensation
Options available for future grants										1,278,997
Significant shareholder threshold used for determining exercise price							10.00%	10.00%
Exercise price as a percentage of fair value							100.00%	100.00%
Exercise price as a percentage of fair value for shareholders owning specified minimum amount							110.00%	110.00%
Option terms for shareholders owning specified minimum amount							5 years	5 years
Exercise of stock options (in shares)	652,000	242,500	28,500	194,000	72,660			3,633	259,000
Number of shares terminated							5,275		78,979
Exercise price per share	$ 0.51	$ 1.07	$ 1.24	$ 2.12				$ 0.51
Number of stock options outstanding	150,852					85,685	262,002	150,852	85,685
Stock Option and Incentive Plan 2020
Share-Based Compensation
Shares approved for issuance of options												3,032,787
Terms of award							10	P10Y
Stock Option and Incentive Plan 2020 | Minimum
Share-Based Compensation
Vesting period							2 years
Stock Option and Incentive Plan 2020 | Maximum [Member]
Share-Based Compensation
Vesting period							4 years
Stock Option and Incentive Plan 2021
Share-Based Compensation
Shares approved for issuance of options	2,500,000						125,000	2,500,000
Options available for future grants					32,261					32,443
Exercise price per share	$ 2.45							$ 2.45
Number of stock options outstanding							179,950
Options
Share-Based Compensation
Shares approved for issuance of options											1,756,279
Options | Stock Option and Incentive Plan 2020
Share-Based Compensation
Shares approved for issuance of options						36,393			36,393		87,813
Options available for future grants	1,489,065							1,489,065
Exercise of stock options (in shares)						3,948
Number of shares terminated					3,633
Number of stock options outstanding							80,227
Options | Stock Option and Incentive Plan 2021
Share-Based Compensation
Shares approved for issuance of options						1,819			1,819
Options available for future grants							15,970